Segment Reporting	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

16. SEGMENT REPORTING

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

As of December 31, 2021, the Company had three segments, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT, distribution of dark tea products conducted by 39Pu and to-be launched blockchain business conducted by Hunan BTB.

Because distribution of dark tea products conducted by 39Pu was disposed for the six months ended December 31, 2022, the Company does not take into distribution of dark tea products as a segment.

As of December 31, 2022, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT, and to-be launched blockchain business conducted by Hunan BTB.

The following tables present the summary of each segment’s revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the six months ended December 31, 2022 and 2021:

	For the Six Months Ended December 31, 2022
	Tea shop chains	Blockchain business	Unallocated	Total
Revenues	$633,192	$-	$-	$633,192
Cost of revenues	(367,979)			(367,979)
General and administrative expenses	(492,562)	$(2,839,514)	$(4,374,400)	$(7,706,476)
Other income	5,278	270,922	-	276,200
Net income (loss) from continuing operations before income taxes	$(222,071)	$(2,568,592)	$(4,374,400)	$(7,165,063)

	For the Six Months Ended December 31, 2021
	Tea shop chains	Distribution of dark tea products	Blockchain business	Unallocated	Total
Revenues	$103,395	$1,201,394	$-	$-	$1,304,789
Cost of revenues	(58,328)	(950,006)			(1,008,334)
General and administrative expenses	(769,153)	(2,421,046)	(636,927)	(982,244)	(4,809,370)
Other (expenses) income	(220,020)	(453,481)	418,227	65,566	(189,708)
Net income (loss) from continuing operations before income taxes	$(944,106)	(2,623,139)	(218,700)	(916,678)	(4,702,623)